Exceptional items - Additional information (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Aug. 04, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Exceptional items
Foreign exchange gain (loss)			$ (3)	$ (49)	$ 93
Net finance (income)/expense			(80)	235	70
Exceptional income tax charge/(credit)			19	22	29
Exceptional items.
Exceptional items
Exceptional operating items, after tax			(145)	312	6
Start-up related and other costs			67	30	7
Transaction related and other costs			23	242	13
Gain on movement in fair market values			242
Foreign exchange gain (loss)				(13)
Net finance (income)/expense			(218)	57
Exceptional income tax charge/(credit)			(17)	(17)	(14)
Service for the listing of the shares	$ 205
Loan forgiveness				4
Professional fees			14	41
Redemption premiums and issuance costs on related party borrowing				52
Interest expense on notes issuance		$ 5
Income tax benefit			17	17	14
Exceptional items. | Promissory Note
Exceptional items
Foreign exchange gain (loss)			(22)	13
Exceptional items. | Cares Act
Exceptional items
Income tax benefit					6
Americas | Exceptional items.
Exceptional items
Cost of sales, capacity realignment and investments programs expenses					$ 7
Start-up related and other costs			40	21
Foreign exchange gain (loss)			(9)
Europe | Exceptional items.
Exceptional items
Start-up related and other costs			$ 27	$ 9